Hod Maden Interest - Summarized Financial Information in Associate Carrying Amount Rollforward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Beginning of Year	$ 127,224
Capital investment	3,000	$ 1,979
Currency translation adjustments	13,140	50,383
End of Year	116,585	127,224
Hod Maden Associate [member]
Disclosure of associates [line items]
Beginning of Year	127,224	177,452
Company's share of net loss of associate	(414)	(178)
Capital investment	3,000	1,979
Currency translation adjustments	(13,225)	(52,029)
End of Year	$ 116,585	$ 127,224